Commitments (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments (Textual)
Underwriting discount, per unit | $ / shares	$ 0.225
Aggregate of gross proceeds	$ 2,817,500
Registration Rights [Member]
Commitments (Textual)
Business combination, description	The Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (1) in the case of the Founders Shares, on the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date following the completion of a Business Combination on which we complete a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, and (2) in the case of the Representative Shares, Private Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of a Business Combination.
Over-Allotment [Member]
Commitments (Textual)
Aggregate underwriting amount	$ 1,811,250
IPO [Member]
Commitments (Textual)
Percentage of gross proceeds	3.50%
FINRA [Member]
Commitments (Textual)
Percentage of gross proceeds	25.00%